Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
DirectorA And DirectorE [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 2,631		$ 278
Related party transaction description	[1]	Current term notes payable, net of discount, including accrued interest
AJC Capital And Relative Of OfficerA [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 29		104
AJC Capital Director D And Relative Of Officer A [Member]
Related Party Transaction [Line Items]
Related party transaction description	[2]	Accounts payable and accrued expenses
Relative Of OfficerA [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 217
Related party transaction description	[3]	Loan Payable
AJC Capital Director B and Manager [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A						$ 804
Related party transaction description	[1],[4]			Convertible notes payable, including accrued interest
A J C Capital Director E And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A				$ 278		1,962
Related party transaction description	[2],[5]			Term notes payable, net of discount, including accrued interest
AJC Capital Directors A, D, E, F, an Officer and Manager [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A						4,615
Related party transaction description	[6],[7]			Simple agreements for future equity (SAFE), at fair value
AJC Capital Director D [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A				$ 104		170
Related party transaction description	[8],[9]			Accounts payable and accrued expenses
Directors C [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A						1,152
Related party transaction description	[10],[11]			Contingently convertible notes payable, including accrued interest, at fair value
Former Executive [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A						640
Related party transaction description	[3],[12]			Legal settlement liability
Director D [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 449		$ 495		300
Related party transaction description		Former President and Chief Operating Officer	[6]	Former President and Chief Operating Officer	[13]
Director A One [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 18		$ 18		82
Related party transaction description	[9]	Advisory services included in accrued expenses
AJC Capital [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 181		$ 167
Related party transaction description		Lease guaranty	[10]	Lease guaranty	[14]
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A				$ 167		150
Director A Two [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A				$ 2,060
Related party transaction description		Noncurrent term notes payable including accrued interest	[1]	Term notes payable including accrued interest	[5]
Director A Three [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 620		$ 538
Related party transaction description		Other liabilities	[15]	Other liabilities	[16]
AJC Capital and Director A [Member]
Related Party Transaction [Line Items]
AJC Capital and Director A		$ 13		$ 48
Related party transaction description		Warrant Liability	[17]	Warrant Liability	[18]
Director A [Member]
Related Party Transaction [Line Items]
Related party transaction description	[19]			Advisory services included in accrued expenses

[1]	As of September 30, 2024, related party term notes payable amounts due to Directors A and E totaling $2.6 million, inclusive of principal amounts totaling $2.0 million and accrued interest amounts totaling $0.6 million, have been classified as a short term liability on the accompanying unaudited condensed consolidated balance sheets. See Note 7 for further details.
[2]	Amounts owed to AJC Capital as of September 30, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses as of September 30, 2024.
[3]	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, payable on January 19, 2025. The $0.2 million loan bears interest at 12%.
[4]	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.
[5]	Term notes payable, net of discount, in principal amount of $0.5 million plus accrued interest, issued to AJC Capital in May 2020 with warrants to purchase 90,000 shares of common stock and stated interest rates (see Notes 8 and 10). Term notes payable in principal amount of $0.5 million, plus accrued interest issued in March 2021 to Director A with warrants to purchase 100,000 shares of common stock and stated interest rates (see Notes 8 and 10). In December 2022 and during the year ended December 31, 2023, Calidi issued various term notes in the aggregate principal amount of $3.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 8 and 10). All of the above term notes payable, as applicable, remained outstanding as of December 31, 2022, but only $0.3 million remained outstanding as of December 31, 2023 (see Note 8). As of December 31, 2023, all related party term note payable amounts due to Director A totaling $1.8 million have been classified as a long term liability, while the remaining related party term note payable to all other parties of $0.3 million are classified as a short term liability on the accompanying consolidated balance sheets.
[6]	On February 1, 2022, the Company appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $0.5 million, a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual as of September 30, 2024 (see Note 11).
[7]	See Note 9 for full disclosures around the SAFE instruments.
[8]	Amounts owed to AJC Capital as of December 31, 2023, for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to AJC Capital and Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022.
[9]	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023.
[10]	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[11]	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note, which is $0 as of December 31, 2023 and $1.2 million as of December 31, 2022, respectively.
[12]	See Note 6 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi, which was paid in September 2023.
[13]	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $0.5 million, a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, Calidi entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual as of December 31, 2023 (see Note 14).
[14]	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.
[15]	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, payable on January 1, 2025. The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum.
[16]	In August 2023, Calidi entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, payable on January 1, 2025. The $0.5 million note bears interest at 24%.
[17]	See Note 8 for disclosures around Warrants.
[18]	See Note 10 for full disclosures around Warrants.
[19]	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023.